UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
           --------------------------------------------------
Address:   10250 Constellation Boulevard
           --------------------------------------------------
           Suite 2950
           --------------------------------------------------
           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes        Los Angeles, California         5/17/2010
------------------------    --------------------------   ------------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        46
                                               -------------

Form 13F Information Table Value Total:        $905,365
                                               --------
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE




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
                                                                              FORM 13F INFORMATION TABLE


         COLUMN 1             COLUMN 2    COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6      COLUMN 7     COLUMN 8

                              TITLE OF                   VALUE    SHRS OR            PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
      NAME OF ISSUER           CLASS         CUSIP      (x$1000)  PRN AMT   SH/PRN   CALL DISCRETION   MANAGERS    SOLE SHARED NONE
............................ .............                        .......... .......  .... .......... .......... ...................
AGNICO EAGLE MINES LTD      COM            008474 10 8   27,835    500,000    SH             SOLE                 500,000
............................ .............                        .......... .......  ..... ............. .......... ........... ...
AGRIUM INC                  COM            008916 10 8   30,724    435,000    SH             SOLE                 435,000
............................ ............. ............. ........ .......... ........ ..... ............. .......... ........... ...
AIRGAS INC                  COM            009363 10 2   31,810    500,000    SH             SOLE                 500,000
............................ ............. ............. ........ .......... ........ ..... ............. .......... ........... ...
ALCON INC                   COM SHS        H01301 10 2   20,195    125,000    SH             SOLE                 125,000
............................ ............. ............. ........ .......... ........ ..... ............. .......... ........... ...
                            NOTE 2.750%
ALLIANT TECHSYSTEMS INC     2/1            018804 AH 7   10,716  10,000,000   PRN            SOLE              10,000,000
............................ ............. ............. ........ .......... ........ ..... ............. .......... ...............
                            NOTE 2.000%
AMERIGROUP CORP             5/1            03073T AB 8   10,474  10,252,000   PRN            SOLE              10,252,000
............................ ............. ............. ........ .......... ........ ..... ............. .......... ...............
BANK OF AMERICA             COM            060505 10 4   17,850  1,000,000    SH             SOLE               1,000,000
CORPORATION
............................ ............. ............. ........ .......... ........ ..... ............. .......... ...............
BOSTON SCIENTIFIC CORP      COM            101137 10 7   28,880  4,000,000    SH             SOLE               4,000,000
............................ ............. ............. ........ .......... ........ ..... ............. .......... ...............
CAPITAL ONE FINL CORP       COM            14040H 10 5    4,969    120,000    SH     CALL    SOLE                 120,000
............................ ............. ............. ........ .......... ........ ..... ............. .......... ...............
CORRECTIONS CORP AMER NEW   COM NEW        22025Y 40 7   12,700    639,500    SH             SOLE                 639,500
............................ ............. ............. ........ .......... ........ ..... ............. .......... ...............
DISCOVERY COMMUNICATNS NEW  COM SER C      25470F 30 2   36,763  1,250,000    SH             SOLE               1,250,000
............................ ............. ............. ........ .......... ........ ..... ............. .......... ...............
FIRST AMERN CORP CALIF      COM            318522 30 7    8,189    241,977    SH             SOLE                 241,977
............................ ............. ............. ........ .......... ........ ..... ............. .......... ...............
HEALTHSPRING INC            COM            42224N 10 1   14,960    850,000    SH             SOLE                 850,000
............................ ............. ............. ........ .......... ........ ..... ............. .......... ...............
HUMANA INC                  COM            444859 10 2   15,902    340,000    SH             SOLE                 340,000
............................ ............. ............. ........ .......... ........ ..... ............. .......... ......... .....
INTERACTIVE DATA CORP       COM            45840J 10 7    4,000    125,000    SH             SOLE                 125,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
ISHARES SILVER TRUST        ISHARES        46428Q 10 9   11,141    650,000    SH             SOLE                 650,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
L-3 COMMUNICATIONS HLDGS
INC                         COM            502424 10 4    8,347     91,100    SH             SOLE                  91,100
............................ ............. ............. ........ .......... ........ ..... ............. .......... ........... ...
                            DEB 3.500%
LIBERTY MEDIA CORP          1/1            530715 AN 1   16,343  33,500,000   PRN            SOLE              33,500,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
                            CAP COM SER
LIBERTY MEDIA CORP NEW      A              53071M 30 2   15,935    438,136    SH             SOLE                 438,136
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
LOEWS CORP                  COM            540424 10 8   11,184    300,000    SH             SOLE                 300,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
                            GOLD MINER
MARKET VECTORS ETF TR       ETF            57060U 10 0   26,646    600,000    SH     CALL    SOLE                 600,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
MEAD JOHNSON NUTRITION CO   COM            582839 10 6   15,326    294,562    SH             SOLE                 294,562
............................ ............. ............. ........ .......... ........ ..... ............. .......... ......... .....
MEDICIS PHARMACEUTICAL      NOTE 2.500%
CORP                        6/0            58470K AA 2    8,508  8,254,000    PRN            SOLE               8,254,000
............................ ............. ............. ........ .......... ........ ..... ............. .......... ......... .....
MONSANTO CO NEW             COM            61166W 10 1   18,926    265,000    SH             SOLE                 265,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
MONSANTO CO NEW             COM            61166W 10 1   35,710    500,000    SH     CALL    SOLE                 500,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
NEWS CORP                   CL A           65248E 10 4   51,073  3,544,300    SH             SOLE               3,544,300
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
NORTHROP GRUMMAN CORP       COM            666807 10 2    8,747    133,400    SH             SOLE                 133,400
............................ ............. ............. ........ .......... ........ ..... ............. .......... ........ .....
NORTHROP GRUMMAN CORP       COM            666807 10 2   45,899    700,000    SH     CALL    SOLE                 700,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
                            NOTE 1.875%
ON SEMICONDUCTOR CORP       12/1           682189 AD 7   16,075  12,500,000   PRN            SOLE              12,500,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
OSI PHARMACEUTICALS INC     COM            671040 10 3   32,753    550,000    SH             SOLE                 550,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
                            NOTE 6.375%
PIER 1 IMPORTS INC          2/1            720279 AH 1      994  1,000,000    PRN            SOLE               1,000,000
............................ ............. ............. ........ .......... ........ ..... ............. .......... ......... .....
PRIDE INTL INC DEL          COM            74153Q 10 2    1,506     50,000    SH             SOLE                  50,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
RAYTHEON CO                 COM NEW        755111 50 7    9,094    159,200    SH             SOLE                 159,200
............................ ............. ............. ........ .......... ........ ..... ............. ..........  ........ .....
SEMPRA ENERGY               COM            816851 10 9   13,723    275,000    SH             SOLE                 275,000
............................ ............. ............. ........ .......... ........ ..... ............. ..........  ........ .....
SPDR GOLD TRUST             GOLD SHS       78463V 10 7   42,763    392,500    SH             SOLE                 392,500
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
TD AMERITRADE HLDG CORP     COM            87236Y 10 8   19,060  1,000,000    SH             SOLE               1,000,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
                            NOTE 6.000%
UAL CORP                          10/1     902549 AJ 3   19,266  8,000,000    PRN            SOLE               8,000,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
                            NOTE 4.000%
UNITED STATES STL CORP NEW  5/1            912909 AE 8    6,299  3,000,000    PRN            SOLE               3,000,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
UNITEDHEALTH GROUP INC      COM            91324P 10 2   22,706    695,000    SH             SOLE                 695,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
VALE S A                    ADR            91912E 10 5    6,538    203,100    SH             SOLE                 203,100
............................ ............. ............. ........ .......... ........ ..... ............. ....... ........ .....
VERISIGN INC                COM            92343E 10 2   33,826  1,300,000    SH             SOLE               1,300,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
VIRGIN MEDIA INC            COM            92769L 10 1   25,890  1,500,000    SH             SOLE               1,500,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
VIRGIN MEDIA INC            COM            92769L 10 1   13,981    810,000    SH     CALL    SOLE                 810,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
WELLS FARGO & CO NEW        COM            949746 10 1   15,560    500,000    SH             SOLE                 500,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....
WEYERHAEUSER CO             COM            962166 10 4   31,689    700,000    SH             SOLE                 700,000
............................ ............. ............. ........ .......... ........ ..... ............. .......... ........ .....
WILLIAMS COS INC DEL        COM            969457 10 0   43,890  1,900,000    SH             SOLE               1,900,000
............................ ............. ............. ........ .......... ........ ..... ............. ........... ........ .....

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